Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments with off-Balance Sheet Risk [Abstract]
Summary of Financial Instrument Commitments

A summary of the Company’s financial instrument commitments is as follows (in thousands):

	December 31,
	2015	2014
Commitments to grant loans	$42,619	$38,776
Unfunded commitments under lines of credit	4,661	6,245
Outstanding letters of credit	2,586	1,703